UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.2%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 1.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	1,435	$1,446,595
Bombardier, Inc., 6.00%, 10/15/22(1)	2,200	2,200,000
Bombardier, Inc., 6.125%, 1/15/23(1)	285	288,206
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,574,200
Bombardier, Inc., 7.50%, 3/15/25(1)	750	783,750
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	525	551,555
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,446,837
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,137,144
TransDigm, Inc., 6.50%, 7/15/24	3,965	4,041,822
TransDigm, Inc., 6.50%, 5/15/25	440	448,800
		$18,918,909

Automotive & Auto Parts — 0.7%
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	$1,624,125
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,112
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,379,778
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	6,927,413
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	430,185
		$10,701,613

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	240	$240,480
CIT Group, Inc., 4.125%, 3/9/21	1,708	1,714,063
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,375,250
CIT Group, Inc., 5.375%, 5/15/20	55	56,925
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,471,475
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,225,438
		$13,083,631

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	3,150	$3,213,000
Netflix, Inc., 4.875%, 4/15/28(1)	640	605,600
Netflix, Inc., 5.50%, 2/15/22	1,790	1,866,075
Netflix, Inc., 5.875%, 2/15/25	2,155	2,219,004
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,040,075
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,524,125
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,855,212
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	6,977,491
		$24,300,582

Security	Principal Amount* (000’s omitted)	Value

Building Materials — 1.7%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	2,885	$2,740,750
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	5,155	5,515,850
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	960	954,000
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,940	5,224,050
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,245	2,183,442
Pisces Midco, Inc., 8.00%, 4/15/26(1)	3,925	3,945,802
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,229,753
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	4,044,900
		$26,838,547

Cable / Satellite TV — 6.4%
Altice Financing S.A., 6.625%, 2/15/23(1)	860	$862,150
Altice France S.A., 6.00%, 5/15/22(1)	12,200	12,077,390
Altice France S.A., 7.375%, 5/1/26(1)	3,020	2,940,725
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	1,105	1,000,025
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	6,481,150
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	973,638
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,086,734
Cablevision Systems Corp., 5.875%, 9/15/22	3,710	3,663,625
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,791,687
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,365	4,052,379
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,206,297
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,799,584
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,033,919
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,711,375
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,161,616
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	233,484
CSC Holdings, LLC, 5.25%, 6/1/24	385	362,863
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,296,100
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,428,956
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,537,850
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,316,944
DISH DBS Corp., 5.875%, 11/15/24	420	360,675
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,625,000
DISH DBS Corp., 7.75%, 7/1/26	1,395	1,270,322
UPC Holding B.V., 5.50%, 1/15/28(1)	3,875	3,623,125
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,835,913

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable / Satellite TV (continued)
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	$2,495,812
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,168,800
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	1,163,750
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	3,759,694
			$101,321,582

Capital Goods — 1.2%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)		1,420	$1,469,700
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		7,630	7,620,462
Wabash National Corp., 5.50%, 10/1/25(1)		2,215	2,165,163
Welbilt, Inc., 9.50%, 2/15/24		7,515	8,379,225
			$19,634,550

Chemicals — 1.9%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,516,075
Chemours Co. (The), 7.00%, 5/15/25		2,330	2,519,313
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,850	2,846,438
OCI N.V., 5.00%, 4/15/23(4)	EUR	2,000	2,464,196
Olin Corp., 5.00%, 2/1/30		1,625	1,549,844
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,238,437
PQ Corp., 6.75%, 11/15/22(1)		900	955,125
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,150,576
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,784,250
Tronox, Inc., 6.50%, 4/15/26(1)		3,195	3,187,013
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,825,000
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,858,913
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,337,623
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	544,031
			$29,776,834

Consumer Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,016,075
Spectrum Brands, Inc., 4.00%, 10/1/26(1)	EUR	1,000	1,223,440
Spectrum Brands, Inc., 5.75%, 7/15/25		2,115	2,123,566
			$4,363,081

Containers — 2.7%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(5)	EUR	2,585	$3,289,746
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		2,135	2,188,375

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(5)	7,020	$7,423,650
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	830	826,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,643,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	392,704
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	3,120	3,162,900
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	6,145	6,521,381
Berry Global, Inc., 6.00%, 10/15/22	1,770	1,849,650
BWAY Holding Co., 5.50%, 4/15/24(1)	1,190	1,200,948
BWAY Holding Co., 7.25%, 4/15/25(1)	1,505	1,549,698
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)	2,345	2,268,787
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,089,606
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,047,238
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	261,464
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	652,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	1,675	1,747,234
		$42,115,863

Diversified Financial Services — 2.0%
DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,344,950
DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	3,918,347
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,911,063
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,740	1,750,875
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,335,945
Navient Corp., 5.50%, 1/15/19	2,490	2,531,085
Navient Corp., 7.25%, 1/25/22	45	47,756
Navient Corp., 8.00%, 3/25/20	6,065	6,474,387
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,374,025
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,780,056
		$31,468,489

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,122,375

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media (continued)
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	$2,186,094
MDC Partners, Inc., 6.50%, 5/1/24(1)	5,860	5,794,075
		$9,102,544

Energy — 13.9%
Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,518,400
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	2,145	2,118,187
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	590	590,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	545	527,288
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	995	992,513
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,563,887
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,415,000
Antero Resources Corp., 5.375%, 11/1/21	5,575	5,660,297
Antero Resources Corp., 5.625%, 6/1/23	490	502,863
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	3,174,975
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,640,600
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,452,700
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	3,320	3,435,237
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,585,394
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	600	588,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	646,760
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,979,100
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,660	3,751,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,858,500
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,078,326
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,657,494
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,266,875
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,031,294
Energy Transfer Equity, L.P., 5.875%, 1/15/24	975	998,156
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,911,275
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,556,120
Ensco PLC, 7.75%, 2/1/26	1,158	1,092,863

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	$1,918,800
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	972,700
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,366,156
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,312,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,964,400
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,208,075
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,625,700
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,173,738
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)(6)	640	643,600
Matador Resources Co., 6.875%, 4/15/23	3,970	4,158,575
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	4,347,712
Nabors Industries, Inc., 4.625%, 9/15/21	565	555,113
Nabors Industries, Inc., 5.75%, 2/1/25(1)	4,460	4,231,425
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,641,200
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,532,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	779,025
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	960,713
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	929,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,763,750
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,320,787
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,644,687
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,795	2,836,925
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,074,412
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,970,812
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,241,200
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,308,450
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,011,850
Precision Drilling Corp., 6.50%, 12/15/21	321	329,025
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,108,688
Precision Drilling Corp., 7.75%, 12/15/23	195	204,019
QEP Resources, Inc., 5.625%, 3/1/26	2,630	2,528,087
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,197,988
RSP Permian, Inc., 6.625%, 10/1/22	3,135	3,275,097
SESI, LLC, 7.75%, 9/15/24(1)	495	513,563

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	$3,763,500
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,975,050
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	3,785	3,855,969
SM Energy Co., 5.625%, 6/1/25	1,850	1,803,750
SM Energy Co., 6.50%, 11/15/21	1,895	1,932,900
SM Energy Co., 6.50%, 1/1/23	2,820	2,841,150
SM Energy Co., 6.75%, 9/15/26	2,249	2,299,602
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,112,116
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	1,145	1,107,788
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	8,505	8,505,000
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,097,106
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,100,000
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,569,375
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,464,681
Valvoline, Inc., 5.50%, 7/15/24	835	857,963
Weatherford International, Ltd., 8.25%, 6/15/23	755	711,588
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,716,462
Whiting Petroleum Corp., 5.75%, 3/15/21	500	513,125
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	4,550	4,669,437
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,835	5,951,700
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	1,560	1,591,200
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,203,399
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,248,055
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,495	1,566,012
		$219,700,554

Entertainment / Film — 0.6%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	4,615	$4,505,394
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	486,250
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,920,344
		$8,911,988

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,105,750
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,202,125
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,491,825
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,912,569
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,687,137

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,475	$1,463,495
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	1,029,600
		$18,892,501

Food & Drug Retail — 0.2%
Safeway, Inc., 7.45%, 9/15/27	3,054	$2,519,550
		$2,519,550

Food / Beverage / Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	5,195	$4,993,694
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,161,375
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,825	2,768,500
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,417,100
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,112,625
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,220,600
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,541,075
Post Holdings, Inc., 5.625%, 1/15/28(1)	3,600	3,451,500
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,051,625
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,808,812
		$30,526,906

Gaming — 3.0%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,134	$3,958,305
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,347,400
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,419,506
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	848,400
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	569,530
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,585,500
International Game Technology PLC, 6.50%, 2/15/25(1)	720	771,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	7,934,925
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,912,457
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,962,308
MGM Resorts International, 6.00%, 3/15/23	710	743,725
MGM Resorts International, 6.625%, 12/15/21	1,275	1,367,437
MGM Resorts International, 7.75%, 3/15/22	2,585	2,872,581

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	$2,751,807
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,977,906
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,312,785
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750	726,788
		$47,062,660

Health Care — 9.0%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,935	$2,865,294
Centene Corp., 4.75%, 5/15/22	885	898,275
Centene Corp., 4.75%, 1/15/25	5,365	5,229,201
Centene Corp., 6.125%, 2/15/24	3,740	3,927,748
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	5,925	5,417,672
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	860	872,900
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,445,762
Envision Healthcare Corp., 6.25%, 12/1/24(1)	7,205	7,529,225
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,085,363
HCA, Inc., 5.25%, 6/15/26	2,745	2,765,587
HCA, Inc., 5.875%, 2/15/26	12,010	12,190,150
HCA, Inc., 7.50%, 2/15/22	1,530	1,686,825
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,355,825
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,932,670
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	8,135	8,257,025
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,448,854
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,233,750
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	18,545,952
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	6,430	6,542,525
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,800	5,075,000
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,225,431
Teleflex, Inc., 4.875%, 6/1/26	1,740	1,724,340
Teleflex, Inc., 5.25%, 6/15/24	845	861,900
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,678,663
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,077,372
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,517,512
Tenet Healthcare Corp., 8.125%, 4/1/22	1,715	1,792,175
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	1,485	1,483,144
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,055	3,722,997

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	$2,972,769
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,091,368
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	600	607,440
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	5,100	5,202,000
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	3,615	3,673,744
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,022,972
		$141,959,430

Homebuilders / Real Estate — 1.7%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	4,925	$5,060,437
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,113,913
Mattamy Group Corp., 6.50%, 10/1/25(1)	2,880	2,887,200
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,575	4,723,687
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,871,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,613,094
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,279,347
		$26,549,303

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,154,800
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,180	3,060,750
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,299,456
		$9,515,006

Insurance — 1.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	4,670	$4,853,905
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	4,165	4,310,775
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(5)	2,620	2,629,170
Hub International, Ltd., 7.00%, 5/1/26(1)	5,270	5,296,350
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,846,825
		$20,937,025

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	$2,333,128
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		8,525	8,247,937
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,838,200
			$12,419,265

Metals / Mining — 4.3%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	$1,729,404
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,353,702
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,814,375
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,202,037
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		3,870	3,686,175
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,400,425
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,599,080
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,109,145
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	832,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,634,450
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,231,175
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,612,267
Imperial Metals Corp., 7.00%, 3/15/19(1)		935	855,525
New Gold, Inc., 6.25%, 11/15/22(1)		8,739	8,935,627
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,536,981
Novelis Corp., 5.875%, 9/30/26(1)		3,480	3,462,600
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,440,788
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,376,275
Teck Resources, Ltd., 5.20%, 3/1/42		335	315,738
Teck Resources, Ltd., 5.40%, 2/1/43		1,545	1,487,063
Teck Resources, Ltd., 6.00%, 8/15/40		745	780,388
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,808,062
			$68,203,932

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)		1,000	$985,000
			$985,000

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)		3,445	$3,216,769
Meredith Corp., 6.875%, 2/1/26(1)		500	507,500
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(5)		687	690,435
			$4,414,704

Security		Principal Amount* (000’s omitted)	Value

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,960,575
			$7,960,575

Restaurants — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$820,225
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)		1,680	1,688,400
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)		6,967	6,738,413
Golden Nugget, Inc., 6.75%, 10/15/24(1)		8,555	8,704,712
Golden Nugget, Inc., 8.75%, 10/1/25(1)		4,500	4,713,750
IRB Holding Corp., 6.75%, 2/15/26(1)		2,360	2,283,300
Yum! Brands, Inc., 3.875%, 11/1/20		855	858,206
			$25,807,006

Services — 5.5%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)		3,900	$3,992,625
Aramark Services, Inc., 5.125%, 1/15/24		3,695	3,768,900
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)		2,150	2,291,793
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	727,650
Cloud Crane, LLC, 10.125%, 8/1/24(1)		4,253	4,646,402
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)		3,880	4,112,800
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)		2,935	2,953,344
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)		4,405	4,393,987
FTI Consulting, Inc., 6.00%, 11/15/22		1,230	1,271,562
Gartner, Inc., 5.125%, 4/1/25(1)		1,025	1,029,818
Hertz Corp. (The), 5.50%, 10/15/24(1)		1,335	1,124,738
Hertz Corp. (The), 6.25%, 10/15/22		985	930,209
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,345,200
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,218,975
La Financiere Atalian SAS, 5.125%, 5/15/25(4)(6)	EUR	1,705	2,058,957
Laureate Education, Inc., 8.25%, 5/1/25(1)		6,070	6,555,600
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		9,234	9,938,092
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		6,665	6,948,262
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		2,535	2,569,856
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		905	918,304
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,567,394
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,397,813
United Rentals North America, Inc., 4.625%, 7/15/23		2,000	2,022,500
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,324,562

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)
West Corp., 8.50%, 10/15/25(1)	3,690	$3,579,300
		$86,688,643

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$989,400
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	3,974,082
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	585	611,325
Steel Dynamics, Inc., 5.50%, 10/1/24	505	520,150
		$6,094,957

Super Retail — 1.7%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	$1,198,148
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,539,007
Hot Topic, Inc., 9.25%, 6/15/21(1)	1,430	1,412,125
L Brands, Inc., 6.875%, 11/1/35	3,235	3,073,250
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,188,513
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,139,819
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,138,987
PVH Corp., 7.75%, 11/15/23	3,385	4,002,762
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,511,375
		$27,203,986

Technology — 6.5%
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	$2,575,925
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,553,125
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	3,883,200
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,502,250
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,621,043
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,310	1,350,863
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	5,905	6,263,559
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,269,129
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,177,500
Entegris, Inc., 4.625%, 2/10/26(1)	2,980	2,890,600
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,094,425
First Data Corp., 7.00%, 12/1/23(1)	6,395	6,707,588
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,574,700
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	3,120	3,155,100
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,362,631
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,823,300

Security	Principal Amount* (000’s omitted)	Value

Technology (continued)
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	$7,239,606
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,446,552
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,396,177
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	4,950,525
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,138,957
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,157,188
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	3,903,862
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	4,476,150
Western Digital Corp., 4.75%, 2/15/26	6,165	6,087,937
		$102,601,892

Telecommunications — 6.7%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,024,925
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,292,450
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	4,058,750
Equinix, Inc., 5.875%, 1/15/26	3,890	4,035,875
Frontier California, Inc., 6.75%, 5/15/27	895	823,400
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,204,125
Frontier Communications Corp., 7.625%, 4/15/24	285	188,813
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,595,710
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,740,631
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,191,186
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975	970,125
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,579,519
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,685,387
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,113,946
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,404,388
Level 3 Parent, LLC, 5.75%, 12/1/22	750	757,500
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	757,053
SBA Communications Corp., 4.00%, 10/1/22(1)	2,295	2,197,462
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,780,419
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,991,850
Sprint Communications, Inc., 6.00%, 11/15/22	945	967,444
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	3,005,100
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,906,402
Sprint Corp., 7.125%, 6/15/24	2,270	2,343,071
Sprint Corp., 7.25%, 9/15/21	5,930	6,300,625
Sprint Corp., 7.625%, 2/15/25	3,285	3,465,675
Sprint Corp., 7.625%, 3/1/26	2,985	3,149,175
Sprint Corp., 7.875%, 9/15/23	16,705	17,957,875
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,125,069

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 4.75%, 2/1/28	2,295	$2,211,347
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,289,313
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,015,155
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,240	2,228,800
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,046,726
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,758,412
		$106,163,703

Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 7.00%, 3/1/21(1)	1,245	$1,257,450
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	1,360,763
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,424,787
		$7,043,000

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,322,979
AES Corp. (The), 5.125%, 9/1/27	365	371,388
AES Corp. (The), 5.50%, 4/15/25	263	270,233
AES Corp. (The), 6.00%, 5/15/26	5,725	6,011,250
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,122,981
Calpine Corp., 5.50%, 2/1/24	620	571,175
Calpine Corp., 5.75%, 1/15/25	5,005	4,592,087
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,436,737
NRG Energy, Inc., 5.75%, 1/15/28(1)	3,070	3,046,975
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,464,387
NRG Yield Operating, LLC, 5.00%, 9/15/26	1,850	1,808,375
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,350,075
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	1,997,500
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,279,644
Vistra Energy Corp., 7.375%, 11/1/22	3,085	3,258,531
Vistra Energy Corp., 7.625%, 11/1/24	2,185	2,359,800
Vistra Energy Corp., 8.00%, 1/15/25(1)	1,785	1,943,419
Vistra Energy Corp., 8.034%, 2/2/24	615	645,750
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,113,169
		$47,966,455

Total Corporate Bonds & Notes (identified cost $1,351,256,066)		$1,361,754,266

Senior Floating-Rate Loans — 5.8%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 6.24%, (2 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$945	$834,731
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	5,905	5,953,180
		$6,787,911

Building Materials — 0.2%
Pisces Midco, Inc., Term Loan, Maturing 4/12/25(8)	$2,715	$2,742,693
		$2,742,693

Capital Goods — 0.5%
Cortes NP Acquisition Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,109,983
Titan Acquisition Limited, Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing 3/28/25	5,230	5,243,483
		$7,353,466

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,493,316
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(9)	681	715,434
		$8,208,750

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,040	$1,024,178
		$1,024,178

Health Care — 0.2%
Press Ganey Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 10/21/23	$1,093	$1,101,380
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,781,301
		$2,882,681

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%
Hub International Limited, Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$1,210	$1,219,330
		$1,219,330

Metals / Mining — 0.4%
GrafTech Finance, Inc., Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$7,035	$7,056,984
		$7,056,984

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,985	$1,949,251
Meredith Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	2,570	2,589,452
		$4,538,703

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$5,475	$5,095,856
Applied Systems, Inc., Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,766	2,793,570
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.39%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	1,341	1,351,823
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,187,900
		$11,429,149

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,696	$2,760,491
		$2,760,491

Technology — 1.4%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$8,836	$8,918,487
Riverbed Technology, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	825	823,108
Solera, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,477	3,495,250
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	885	891,884

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)
SS&C Technologies, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	$2,485	$2,504,328
Veritas Bermuda, Ltd., Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	5,565	5,494,345
		$22,127,402

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$8,455	$8,708,650
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(9)	1,640	1,676,490
		$10,385,140

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(9)	$500	$498,125
CEVA Intercompany B.V., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	557	555,140
CEVA Logistics Canada, ULC, Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	95,714
CEVA Logistics US Holdings, Inc., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	769	765,711
		$1,914,690

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$1,077	$1,085,380
		$1,085,380

Total Senior Floating-Rate Loans (identified cost $90,884,068)		$91,516,948

Convertible Bonds — 1.6%
Security	Principal Amount (000’s omitted)	Value

Gaming — 0.1%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,484,597
		$2,484,597

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,658,438
		$1,658,438

Utilities — 1.4%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,093,337
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,834,966
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,447,219
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,788,775
		$22,164,297

Total Convertible Bonds (identified cost $25,958,973)		$26,307,332

Common Stocks — 2.3%
Security	Shares	Value

Consumer Products — 0.1%
HF Holdings, Inc.(10)(11)(12)	13,600	$292,808
Spectrum Brands Holdings, Inc.	25,000	1,802,500
		$2,095,308

Energy — 0.5%
Antero Midstream Partners, L.P.	55,000	$1,474,550
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	1,405,255
Holly Energy Partners, L.P.	90,000	2,637,900
Nine Point Energy Holdings, Inc.(10)(11)(12)	27,073	199,799
Seven Generations Energy, Ltd., Class A(10)	165,561	2,362,302
		$8,079,806

Gaming — 0.6%
Caesars Entertainment Corp.(10)	427,989	$4,857,675
Melco Resorts & Entertainment, Ltd. ADR	125,000	3,901,250
New Cotai Participation Corp., Class B(10)(11)(12)	7	37,275
		$8,796,200

Health Care — 0.4%
Acadia Healthcare Co., Inc.(10)	140,000	$4,981,200
NuVasive, Inc.(10)	12,694	675,448
		$5,656,648

Security	Shares	Value

Metals / Mining — 0.2%
Constellium N.V., Class A(10)	275,000	$3,121,250
		$3,121,250

Services — 0.1%
Laureate Education, Inc.(10)	105,828	$1,494,291
		$1,494,291

Technology — 0.4%
CommScope Holding Co., Inc.(10)	135,000	$5,159,700
Worldpay, Inc., Class A(10)	24,000	1,949,280
		$7,108,980

Total Common Stocks (identified cost $37,510,498)		$36,352,483

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 1.1%
Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(11)	8,415,190	$0
		$0

Gaming — 1.1%
PGP Investors, LLC, Membership Interests(10)(11)(12)	30,326	$17,861,725
		$17,861,725

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(11)	$695,000	$0
		$0

Total Miscellaneous (identified cost $11,105,196)		$17,861,725

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(13)	21,860,581	$21,858,395

Total Short-Term Investments (identified cost $21,857,365)		$21,858,395

Total Investments — 98.5% (identified cost $1,539,163,166)		$1,556,518,719

Other Assets, Less Liabilities — 1.5%		$23,260,830

Net Assets — 100.0%		$1,579,779,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $871,635,646 or 55.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $4,523,153 or 0.3% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(9)	Fixed-rate loan.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	519,953	USD	405,121	State Street Bank and Trust Company	7/31/18	$684	$—
EUR	6,016,643	USD	7,336,574	State Street Bank and Trust Company	7/31/18	—	(20,532)
USD	3,955,139	CAD	5,076,223	State Street Bank and Trust Company	7/31/18	—	(6,678)
USD	21,061,524	EUR	17,272,959	State Street Bank and Trust Company	7/31/18	58,168	—
USD	1,244,694	EUR	1,020,760	State Street Bank and Trust Company	7/31/18	3,483	—
USD	2,071,254	EUR	1,703,040	State Street Bank and Trust Company	7/31/18	413	—

						$62,748	$(27,210)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $1,517,305,801)	$1,534,660,324
Affiliated investment, at value (identified cost, $21,857,365)	21,858,395
Cash	412,769
Interest and dividends receivable	24,775,838
Dividends receivable from affiliated investment	53,034
Receivable for investments sold	5,728,567
Receivable for open forward foreign currency exchange contracts	62,748
Total assets	$1,587,551,675

Liabilities
Payable for investments purchased	$2,701,425
Payable for when-issued securities	4,212,322
Payable for open forward foreign currency exchange contracts	27,210
Payable to affiliates:
Investment adviser fee	590,703
Trustees’ fees	6,044
Accrued expenses	234,422
Total liabilities	$7,772,126
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$1,579,779,549

Sources of Net Assets
Investors’ capital	$1,562,403,800
Net unrealized appreciation	17,375,749
Total	$1,579,779,549

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$49,922,480
Dividends	328,669
Dividends from affiliated investment	287,271
Total investment income	$50,538,420

Expenses
Investment adviser fee	$3,672,391
Trustees’ fees and expenses	33,987
Custodian fee	192,387
Legal and accounting services	59,623
Miscellaneous	26,823
Total expenses	$3,985,211

Net investment income	$46,553,209

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,535,663
Investment transactions — affiliated investment	(9,258)
Foreign currency transactions	72,244
Forward foreign currency exchange contracts	(747,062)
Net realized gain	$5,851,587
Change in unrealized appreciation (depreciation) —
Investments	$(53,436,764)
Investments — affiliated investment	1,030
Foreign currency	(15,951)
Forward foreign currency exchange contracts	88,528
Net change in unrealized appreciation (depreciation)	$(53,363,157)

Net realized and unrealized loss	$(47,511,570)

Net decrease in net assets from operations	$(958,361)

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$46,553,209	$101,965,602
Net realized gain	5,851,587	13,599,745
Net change in unrealized appreciation (depreciation)	(53,363,157)	25,160,569
Net increase (decrease) in net assets from operations	$(958,361)	$140,725,916
Capital transactions —
Contributions	$42,184,688	$290,418,740
Withdrawals	(226,345,317)	(542,882,303)
Net decrease in net assets from capital transactions	$(184,160,629)	$(252,463,563)

Net decrease in net assets	$(185,118,990)	$(111,737,647)

Net Assets
At beginning of period	$1,764,898,539	$1,876,636,186
At end of period	$1,579,779,549	$1,764,898,539

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.52%	0.52%	0.54%
Net investment income	5.60	%(2)	5.61%	5.61%	5.58%	5.72%	6.34%
Portfolio Turnover	22	%(3)	42%	39%	38%	44%	62%

Total Return	(0.06	)%(3)	8.13%	7.74%	0.82%	6.88%	10.46%

Net assets, end of period (000’s omitted)	$1,579,780		$1,764,899	$1,876,636	$1,288,137	$1,039,764	$1,008,382

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 74.9%, 18.6%, 6.1% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

30

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

31

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $3,672,391 or 0.44% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $361,387,101 and $476,300,173, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,536,599,803

Gross unrealized appreciation	$48,804,958
Gross unrealized depreciation	(28,850,504)

Net unrealized appreciation	$19,954,454

32

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2018, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	292,808
New Cotai Participation Corp., Class B	4/12/13	7	216,125	37,275
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	27,073	1,460,655	199,799

Total Common Stocks			$2,407,230	$1,935,137

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$11,105,197	$17,861,725

Total Miscellaneous			$11,105,197	$17,861,725

Total Restricted Securities			$14,103,427	$20,664,432

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $27,210. At April 30, 2018, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative

33

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$62,748	(1)	$(27,210	)(2)

Total Derivatives subject to master netting or similar agreements	$62,748		$(27,210)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$62,748	$(27,210)	$(35,538)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(27,210)	$27,210	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

34

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(747,062)	$88,528

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $25,545,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

High Income Opportunities Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,361,754,266	$—	$1,361,754,266
Senior Floating-Rate Loans	—	91,516,948	—	91,516,948
Convertible Bonds	—	26,307,332	—	26,307,332
Common Stocks	34,417,346	—	1,935,137	36,352,483
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	17,861,725	17,861,725
Short-Term Investments	—	21,858,395	—	21,858,395

Total Investments	$34,417,346	$1,501,436,941	$20,664,432	$1,556,518,719

Forward Foreign Currency Exchange Contracts	$—	$62,748	$—	$62,748

Total	$34,417,346	$1,501,499,689	$20,664,432	$1,556,581,467

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(27,210)	$—	$(27,210)

Total	$—	$(27,210)	$—	$(27,210)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Commitments

As of April 30, 2018, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $14,440,000. At April 30, 2018, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

37

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

38

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018